Subordinated Debentures - Additional Information (Detail) - USD ($)			3 Months Ended		12 Months Ended
	Feb. 19, 2016	Mar. 15, 2012	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Debt instrument, face amount			$ 50,000,000		$ 50,000,000	$ 50,000,000
Subordinated Debentures
Debt Instrument [Line Items]
Percentage of principal amount redeemed		100.00%
Debt instrument redemption period			Mar. 15, 2012		Mar. 15, 2012
Debt instrument maturity period			Mar. 15, 2037		Mar. 15, 2037
Defer interest payments maximum period			5 years		5 years
Debt instrument interest rate description			three month LIBOR plus 1.65%, which was 3.77% and 3.24% at March 31, 2018 and December 31, 2017		three month London Interbank Offered Rate (LIBOR) plus 1.65%, which was 3.24% at December 31, 2017.
Debt instrument interest percentage			3.77%		3.24%
TFC Statutory Trust | Private Offering
Debt Instrument [Line Items]
Number of trust preferred securities	5,000
Trust preferred securities liquidation amount per preferred security	$ 1,000
TFC Statutory Trust | Subordinated Debentures
Debt Instrument [Line Items]
Debt instrument, face amount	$ 5,000,000
Debt valuation reserve	1,900,000		$ 1,900,000
Debt amortization expense			23,000	$ 23,000	$ 90,000	$ 79,000
TFC Statutory Trust | Fair Value, Inputs, Level 1
Debt Instrument [Line Items]
Subordinated debenture liability	$ 3,255,000
Other Assets
Debt Instrument [Line Items]
Investment in common stock			$ 155,000		$ 155,000
London Interbank Offered Rate | Subordinated Debentures
Debt Instrument [Line Items]
Debt instrument, basis points			1.65%		1.65%